INCOME TAXES (Details Textual) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits	4.7	4.3	5.3
Deferred Tax Assets, Valuation Allowance	272.0	245.9
Canadian Federal [Member]
Operating Loss Carryforwards	39.2
Operating Loss Carryforwards, Valuation Allowance	7.7
U S Federal [Member]
Operating Loss Carryforwards, Valuation Allowance	1.2